Expense Example - DWS Short-Term Municipal Bond Fund	Apr. 21, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 284
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,259
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	236
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	864
Expense Example, with Redemption, 10 Years	1,715
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	770
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	$ 786